Common Stock and Warrants (Details Narrative) - USD ($)								1 Months Ended				12 Months Ended
	Mar. 01, 2017	Feb. 10, 2017	Feb. 02, 2017	Jan. 10, 2017	Dec. 06, 2016	Feb. 02, 2016	Aug. 05, 2015	Oct. 16, 2017	Jul. 21, 2017	Jun. 28, 2017	Feb. 17, 2017	Dec. 31, 2016	Jul. 12, 2018	Dec. 31, 2017	Jul. 12, 2017	Sep. 09, 2016	Jul. 12, 2016	Dec. 31, 2015	Jul. 12, 2015	Jul. 12, 2014	Nov. 29, 2013
Common stock, par value												$ 0.00001		$ 0.00001
Common stock, Authorized												500,000,000		500,000,000
Common stock, shares Issued												70,069,693		76,145,418
Common stock, shares outstanding												70,069,693		76,145,418
Issuance of common stock												13,846
Estimated volatility												92.00%
Private Placement [Member] | Common Stock
Fair value of the common stock								$ 1,309,458	$ 634,782
Series F Warrant [Member] | February 2017 loan agreements [Member] | From February 22, 2017 to March 9, 2017 [Member]
Warrant exercised														128,985
Series E [Member]
Warrant exercised																584,416
Weighted Average Exercise Price														$ 1.54
Series D [Member]
Issuance of common stock												100,000
Weighted Average Exercise Price												$ 1.10		1.10
Proceeds from issuance of common stock												$ 110,001
Series D [Member] | On June 5, 2015 [Member]
Warrant exercised																		1,010,000
Weighted Average Exercise Price																		$ 1.10
Proceeds from issuance of common stock					$ 110,000
Series C [Member]
Warrant exercised																					3,500,000
Weighted Average Exercise Price														0.49							$ 0.49
Series B [Member]
Warrant exercised																					3,500,000
Issuance of common stock						2,173,913
Weighted Average Exercise Price						$ 0.46								0.46							$ 0.46
Proceeds from issuance of common stock						$ 1,000,000
Series A [Member]
Weighted Average Exercise Price														0.35
Series A [Member] | Dr. Gerlach [Member]
Warrant exercised							240,000					1,200,000
Issuance of common stock							196,812
Weighted Average Exercise Price												$ 0.35
Warrant vest five equal installments													240,000		240,000		240,000		240,000	240,000
Joseph Sierchio [Member]
Warrant exercised												20,000
Issuance of common stock												13,846
Series A [Member] | Dr. Gerlach [Member]
Warrant exercised				240,000
Issuance of common stock				204,571
Series F [Member]
Weighted Average Exercise Price														3.45
Series F [Member] | KCC [Member]
Warrant exercised										114,493
Issuance of common stock										114,493
Weighted Average Exercise Price										$ 3.01
Proceeds from issuance of common stock										$ 344,624
Series H [Member] | Private Placement [Member]
Exercise Price								$ 2.75
Estimated volatility								98.25%
Market price of common stock								$ 3.10
Risk free interest rate								1.95%
Expected dividend rate								0.00%
Expected life								5 years
Series H [Member] | Self-directed offering [Member] | Private Placement [Member]
Maturity period								5 years
Series H [Member]
Weighted Average Exercise Price														$ 2.75
Series H [Member] | Self-directed offering [Member] | Private Placement [Member]
Number of equity securities offered under the plan, shares								920,000
Share price								$ 2.50
Number of equity securities offered under the plan, amount								$ 2,300,000
Exercise Price								$ 2.75
Fair value of the common stock								$ 990,542
Series G [Member] | Private Placement [Member]
Estimated volatility									102.23%
Market price of common stock									$ 2.92
Risk free interest rate									1.81%
Expected dividend rate									0.00%
Expected life									5 years
Series G [Member] | Self-directed offering [Member] | Private Placement [Member]
Maturity period									5 years
Number of equity securities offered under the plan, shares									460,250
Share price									$ 2.44
Number of equity securities offered under the plan, amount									$ 1,122,610
Exercise Price									$ 2.68
Fair value of the common stock									$ 487,828
KCC [Member] | Series F Warrant [Member]
Proceeds from issuance of common stock										$ 344,624
KCC [Member] | Series C Warrant [Member]
Warrant exercised	3,500,000
Issuance of common stock	3,092,637
KCC [Member] | Series B Warrant [Member]
Warrant exercised	1,326,087
Issuance of common stock	1,181,194					2,173,913
Proceeds from issuance of common stock						$ 1,000,000
KCC [Member] | Series B and C warrants [Member]
Issuance of common stock	4,273,831
Kenneth Kirkland [Member] | Stock option [Member]
Warrant exercised			40,000
Issuance of common stock			29,642
Joseph Sierchio [Member] | Stock option [Member]
Warrant exercised		70,000
Issuance of common stock		38,642
Thomas bold [Member] | Stock option [Member]
Issuance of common stock											34,296